Loans and Other Borrowings - Summary of Components of Capital (Detail) - GBP (£) £ in Millions		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Detailed Information About Borrowings [Abstract]
Net debt		£ 9,627	£ 8,932	£ 9,838
Total parent shareholders? equity	[1]	10,270	8,305	10,090
Total		£ 19,897	£ 17,237	£ 19,928

[1]	Excludes non-controlling interests of £34m (2016/17: £30m, 2015/16: £22m).